Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares	Preferred shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive Income (loss)	Non- controlling Interest	Total
Balance at Dec. 31, 2018	$ 1,993,176	$ 10,000	$ 102,125,814	$ (41,863,694)	$ 835,463		$ 63,100,759
Balance (in Shares) at Dec. 31, 2018	199,317,558	1,000,000
Issuance of preferred shares		$ 217,949	9,986,377				10,204,326
Issuance of preferred shares (in Shares)		21,794,872
Issuance of ordinary shares	$ 97,640		11,980,000				12,077,640
Issuance of ordinary shares (in Shares)	9,763,975
Net loss				(31,513,178)		(438,033)	(31,951,211)
Foreign currency translation adjustment					536,611	4,878	541,489
Balance at Dec. 31, 2019	$ 2,090,816	$ 227,949	124,092,191	(73,376,872)	1,372,074	(433,155)	53,973,003
Balance (in Shares) at Dec. 31, 2019	209,081,533	22,794,872
Issuance of preferred shares		$ 15,003	6,123,201				6,138,204
Issuance of preferred shares (in Shares)		1,500,310
Issuance of ordinary shares	$ 288,989		33,518,112				33,807,101
Issuance of ordinary shares (in Shares)	28,898,849
Net loss				(39,865,640)		(191,325)	(40,056,965)
Acquisition of subsidiaries	$ 17,896		1,020,082			731,858	1,769,836
Acquisition of subsidiaries (in Shares)	1,789,618
Foreign currency translation adjustment					(2,896,052)	(41,022)	(2,937,074)
Balance at Dec. 31, 2020	$ 2,397,701	$ 242,952	164,753,586	(113,242,512)	(1,523,978)	66,356	52,694,105
Balance (in Shares) at Dec. 31, 2020	239,770,000	24,295,182
Issuance of ordinary shares	$ 1,386,607		174,032,100				175,418,707
Issuance of ordinary shares (in Shares)	138,660,796
Redemption of preferred shares		$ (15,003)	(6,123,201)				(6,138,204)
Redemption of preferred shares (in Shares)		(1,500,310)
Dividends of Preferred Shares				(666,512)			(666,512)
Net loss				(68,801,252)		7,330,267	(61,470,985)
Acquisition of subsidiaries	$ 71,114		(6,353,132)			(10,966)	(6,292,984)
Acquisition of subsidiaries (in Shares)	7,111,428
Contribution						362,575	362,575
Foreign currency translation adjustment					(68,784)	10,084	(58,700)
Balance at Dec. 31, 2021	$ 3,855,422	$ 227,949	$ 326,309,353	$ (182,710,276)	$ (1,592,762)	$ 7,758,316	$ 153,848,002
Balance (in Shares) at Dec. 31, 2021	385,542,224	22,794,872